Employees' Retirement Benefits (Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets In Plans With Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation	¥ 1,987,813	¥ 2,017,684
Fair value of plan assets	¥ 1,125,027	¥ 1,072,776